INTANGIBLE ASSETS AND GOODWILL - Narrative (Details)		3 Months Ended		12 Months Ended
	Sep. 07, 2021 USD ($) agreement intangibleAsset	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization of intangibles		$ 580,274	$ 0	$ 569,721	$ 0
Impairment		0		230,763
License fee amount, per license		23,664,259		23,514,259	0
Payments to acquire intangible assets		500,000	$ 0
Developed technologies		22,756,992		23,175,301	0
License agreements
Acquired Finite-Lived Intangible Assets [Line Items]
License fee amount, per license		510,752		510,752	0
License agreements | Virginia Polytechnic Institute
Acquired Finite-Lived Intangible Assets [Line Items]
License fee agreement royalty percentage	1.00%
Payments to acquire intangible assets	$ 438,410
License fee agreement minimum annual royalty	$ 5,000
Developed technologies
Acquired Finite-Lived Intangible Assets [Line Items]
License fee amount, per license		$ 19,382,401		$ 18,882,401	$ 0
American Science and Technology Corporation | License agreements
Acquired Finite-Lived Intangible Assets [Line Items]
Number of intangible assets acquired | intangibleAsset	3
Number of intellectual property licenses granted | agreement	3
License fee amount, per license	$ 500,000
License fee agreement royalty percentage	1.00%